Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Taxes recoverable
State VAT ("ICMS")	R$ 99,536	R$ 86,556
Brazilian federal contributions	256,166	280,854
Colombian federal contributions	44,081	35,610
Total	399,783	403,020
Current	68,248	103,792
Non-current	R$ 331,535	R$ 299,228